INCOME TAXES (Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Applicable rate for reconciliation purpose (note)	25.00%	(25.00%)	25.00%
Effect of tax holiday granted to PRC entities	(7.60%)	(50.70%)	(26.70%)
Effect on tax rates in different tax jurisdiction	12.50%	(23.70%)	(5.80%)
Tax effect of expenses that are not deductible in determining taxable profit	3.10%	(6.70%)	37.70%
Tax effect of allowable special deduction in determining taxable profit	(20.50%)	36.10%	0.00%
Change in valuation allowance	(0.60%)	0.50%	(5.30%)
Effective tax rate for the year	11.90%	(69.50%)	24.90%